Nature of Operations	12 Months Ended
Dec. 31, 2021
Nature of Operations [Abstract]
Nature of Operations
Note 1 - Nature of Operations

A.
Camtek Ltd. (“Camtek” or “Company”), an Israeli corporation, is jointly controlled by (20.93%) Priortech Ltd. (“Priortech”), an Israeli corporation listed on the Tel-Aviv Stock Exchange and (17.83%) Chroma Ate Inc. (“Chroma”) (See Note 1(C) below). Camtek provides automated and technologically advanced solutions dedicated to enhancing production processes, increasing products yield and reliability, enabling and supporting customers’ latest technologies in the semiconductor fabrication industry.

B.
In November 2021, the Company closed an offering of $200,000 aggregate principal amount of 0% Convertible Senior Notes due 2026 (“Convertible Notes”) in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, which included the full exercise of underwriters’ option to purchase an additional $25,000 of Convertible Notes, raising $194,530 net of underwriting discounts and commissions and other offering expenses. See Note 11.

C.
In November 2020, the Company completed a successful public offering of 4,025,000 ordinary shares, which includes the full exercise of the underwriters’ option to purchase 525,000 additional ordinary shares, at a price to the public of $17.00 per share. The net proceeds to the Company, after the deduction of underwriting discounts and commissions and other offering expenses, totaled $64,320.

D.
In February 2019, Chroma Ate Inc, a Taiwanese company, acquired approximately 20.5% of Camtek’s shares in a cash transaction. 6,117,440 Camtek shares were purchased from Priortech for $58,100 whilst a further 1,700,000 new shares were issued by Camtek, for $16,200 (before issuance costs). The cash consideration was calculated based on a share-price of $9.50 per Camtek share, which reflected a 29% premium on Camtek’s closing price as of February 8, 2019.

A voting agreement was signed between Priortech and Chroma according to which the parties will vote together in Camtek’s shareholders’ meetings. According to the voting agreement, after the closing of the transaction, Chroma is entitled to two seats on Camtek’s Board of Directors and Priortech is entitled to three seats.

In addition to the investment, Chroma and Camtek entered into an agreement in which Camtek will license its triangulation technology, a metrology solution, in a fee-bearing license for non-semiconductor applications to be used by Chroma. In addition, Chroma and Camtek agreed to cooperate in potential projects for the semiconductor market based on synergies between their inspection and metrology technologies.

The transaction was completed in June 2019.